OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Before Tax Amount
Other Comprehensive Income (Loss)	$ 1,259	$ (957)	$ (29)
Income Tax Recovery/(Expense)
Other Comprehensive Income (Loss)	55	31	(3)
Net of Tax Amount
Other comprehensive income/(loss) (Note 22)	1,314	(926)	(32)
Foreign currency translation gains on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	1,323	(746)	3
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	35	(3)	0
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	1,358	(749)	3
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(57)	(77)	(14)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	15	0	4
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(42)	(77)	(10)
Change in fair value and reclassification of gains and losses of cash flow hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(14)	(3)	44
Reclassification from accumulated other comprehensive Income	27	3	71
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	4	1	(14)
Reclassification from AOCI	(6)	0	(29)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(10)	(2)	30
Reclassification from accumulated other comprehensive income	21	3	42
Unrealized actuarial gains and losses and reclassification of actuarial gains and losses of pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(153)	(14)	(38)
Reclassification from accumulated other comprehensive Income	20	21	22
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	39	3	12
Reclassification from AOCI	(5)	(5)	(6)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(114)	(11)	(26)
Reclassification from accumulated other comprehensive income	15	16	16
Other comprehensive income on equity investments
Before Tax Amount
Other comprehensive income (loss), before reclassifications	113
Other Comprehensive Income (Loss)		(141)	(117)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(27)
Other Comprehensive Income (Loss)		35	30
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	$ 86
Other comprehensive income/(loss) (Note 22)		$ (106)	$ (87)